RELATED PARTIES - Accounts receivable from and accounts payable to related parties (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
RELATED PARTIES
Impairment recognized for bad or doubtful debts from related parties	₽ 0	₽ 0
Expenses recognized for bad or doubtful debts from related parties	0	0
Total accounts receivable, related parties	11,360	8,094
Less non-current portion	(2)	(3,693)
Accounts receivable, related parties - current	11,358	4,401
Total accounts payable, related parties	1,102	1,014
MTS Belarus
RELATED PARTIES
Total accounts receivable, related parties	4,835	2,273
Total accounts payable, related parties	828	491
Business Nedvizhimost
RELATED PARTIES
Total accounts receivable, related parties	4,052	3,693
Total accounts payable, related parties	60	32
MTS Bank
RELATED PARTIES
Total accounts receivable, related parties	1,232	1,726
Total accounts payable, related parties	157	134
Zifrovoe TV
RELATED PARTIES
Total accounts receivable, related parties	702	50
Sitronics
RELATED PARTIES
Total accounts receivable, related parties	317
Total accounts payable, related parties	9
Sitronics KASU
RELATED PARTIES
Total accounts receivable, related parties		51
Total accounts payable, related parties		36
Other related parties
RELATED PARTIES
Total accounts receivable, related parties	222	301
Total accounts payable, related parties	₽ 48	137
Maxima
RELATED PARTIES
Total accounts payable, related parties		₽ 184